N-4	Feb. 25, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	RiverSource Variable Account 10
Entity Central Index Key	0001000191
Entity Investment Company Type	N-4
Document Period End Date	Feb. 25, 2025
Amendment Flag	false
RVS RAVA Apex Variable Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The information in this Supplement updates and amends certain information contained in your current variable annuity product prospectus, initial summary prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged. At a meeting held on December 11-12, 2024, the Board of Trustees of the Goldman Sachs Variable Insurance Trust approved a proposal to liquidate the Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Fund”), a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about April 11, 2025 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers. The Fund will suspend the offering of its shares to all investors at the close of business on or about April 7, 2025.On the Liquidation Date, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of the Fund shares. Shareholders of the Fund may redeem their investment in the Fund at any time prior to the Liquidation Date.If you have Contract Value allocated to the Fund, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.After the Liquidation Date, the liquidating Fund is no longer available as an investment option under the Contracts listed above.
RVS RAVA Vista Variable Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The information in this Supplement updates and amends certain information contained in your current variable annuity product prospectus, initial summary prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged. At a meeting held on December 11-12, 2024, the Board of Trustees of the Goldman Sachs Variable Insurance Trust approved a proposal to liquidate the Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Fund”), a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about April 11, 2025 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers. The Fund will suspend the offering of its shares to all investors at the close of business on or about April 7, 2025.On the Liquidation Date, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of the Fund shares. Shareholders of the Fund may redeem their investment in the Fund at any time prior to the Liquidation Date.If you have Contract Value allocated to the Fund, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.After the Liquidation Date, the liquidating Fund is no longer available as an investment option under the Contracts listed above.
RVS Group II
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The information in this Supplement updates and amends certain information contained in your current variable annuity product prospectus, initial summary prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged. At a meeting held on December 11-12, 2024, the Board of Trustees of the Goldman Sachs Variable Insurance Trust approved a proposal to liquidate the Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Fund”), a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about April 11, 2025 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers. The Fund will suspend the offering of its shares to all investors at the close of business on or about April 7, 2025.On the Liquidation Date, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of the Fund shares. Shareholders of the Fund may redeem their investment in the Fund at any time prior to the Liquidation Date.If you have Contract Value allocated to the Fund, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.After the Liquidation Date, the liquidating Fund is no longer available as an investment option under the Contracts listed above.
RVS Group I
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The information in this Supplement updates and amends certain information contained in your current variable annuity product prospectus, initial summary prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged. At a meeting held on December 11-12, 2024, the Board of Trustees of the Goldman Sachs Variable Insurance Trust approved a proposal to liquidate the Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Fund”), a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about April 11, 2025 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers. The Fund will suspend the offering of its shares to all investors at the close of business on or about April 7, 2025.On the Liquidation Date, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of the Fund shares. Shareholders of the Fund may redeem their investment in the Fund at any time prior to the Liquidation Date.If you have Contract Value allocated to the Fund, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.After the Liquidation Date, the liquidating Fund is no longer available as an investment option under the Contracts listed above.
RVS RAVA 5 Access
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The information in this Supplement updates and amends certain information contained in your current variable annuity product prospectus, initial summary prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged. At a meeting held on December 11-12, 2024, the Board of Trustees of the Goldman Sachs Variable Insurance Trust approved a proposal to liquidate the Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Fund”), a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about April 11, 2025 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers. The Fund will suspend the offering of its shares to all investors at the close of business on or about April 7, 2025.On the Liquidation Date, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of the Fund shares. Shareholders of the Fund may redeem their investment in the Fund at any time prior to the Liquidation Date.If you have Contract Value allocated to the Fund, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.After the Liquidation Date, the liquidating Fund is no longer available as an investment option under the Contracts listed above.